Other information about investments (Details 2)		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NGN (₦)	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 XAF ( )	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 NOK (kr)	Dec. 31, 2017 CDF (CF)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 GHS (GH₵)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 TTD ($)	Dec. 31, 2017 UAH (₴)	Dec. 31, 2017 EGP (ج.م.)	Dec. 31, 2017 DZD (دج)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Share Capital		€ 4,005,000,000																		€ 4,005,000,000
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Agip Caspian Sea BV
Registered office		Amsterdam (Netherlands)
Country of operation		Kazakhstan
Share Capital		€ 20,005
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Agip Energy and Natural Resources (Nigeria) Ltd
Registered office		Abuja (Nigeria)
Country of operation		Nigeria
Share Capital | ₦					₦ 5,000,000
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Two [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		95.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Two [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
% Ownership		5.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Agip Karachaganak BV
Registered office		Amsterdam (Netherlands)
Country of operation		Kazakhstan
Share Capital		€ 20,005
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Agip Oil Ecuador BV
Registered office		Amsterdam (Netherlands)
Country of operation		Ecuador
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Agip Oleoducto de Crudos Pesados BV
Registered office		Amsterdam (Netherlands
Country of operation		Ecuador
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
Method used to account for investments in subsidiaries	[1]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Burren (Cyprus) Holdings Ltd (in liquidation)
Registered office		Nicosia (Cyprus)
Country of operation		Cyprus
Share Capital		€ 1,710
Shareholders		Burren En.(Berm)Ltd
% Ownership		100.00%
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Burren Energy (Bermuda) Ltd
Registered office		Hamilton (Bermuda)
Country of operation		United Kingdom
Share Capital | $				$ 12,002
Shareholders		Burren Energy Plc
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Burren Energy Congo Ltd
Registered office		Tortola (British Virgin Islands)
Country of operation		Republic of the Congo
Share Capital | $				50,000
Shareholders		Burren En.(Berm)Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Burren Energy (Egypt) Ltd
Registered office		London (United Kingdom)
Country of operation		Egypt
Share Capital | £			£ 2
Shareholders		Burren Energy Plc
% Ownership		100.00%
Method used to account for investments in subsidiaries	[1]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Burren Energy India Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			2
Shareholders		Burren Energy Plc
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Company name		Burren Energy Plc
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			28,819,023
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eleven [Member] | Eni UK Holding Plc [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni UK Holding Plc
% Ownership		99.99%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eleven [Member] | Eni UK Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni UK Ltd
% Ownership		0.01%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twelve [Member]
Disclosure of subsidiaries [line items]
Company name		Burren Energy Ship Management Ltd (in liquidation)
Registered office		Nicosia (Cyprus)
Country of operation		Cyprus
Share Capital		€ 3,420
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twelve [Member] | Burren (Cyp) Hold.Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Burren(Cyp) Hold.Ltd (L)
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twelve [Member] | Burren En.(Berm) Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Burren En. (Berm)Ltd
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Thirteen [Member]
Disclosure of subsidiaries [line items]
Company name		Burren Shakti Ltd
Registered office		Hamilton (Bermuda)
Country of operation		United Kingdom
Share Capital | $				65,300,000
Shareholders		Burren En. India Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Abu Dhabi BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni AEP Ltd
Registered office		London (United Kingdom)
Country of operation		Pakistan
Share Capital | £			73,471,000
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Algeria Exploration BV
Registered office		Amsterdam (Netherlands)
Country of operation		Algeria
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventeen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Algeria Ltd Sarl
Registered office		Luxembourg (Luxembourg)
Country of operation		Algeria
Share Capital | $				20,000
Shareholders		Eni Oil Holdings BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eighteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Algeria Production BV
Registered office		Amsterdam (Netherlands)
Country of operation		Algeria
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Nineteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ambalat Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share Capital | £			1
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty [Member]
Disclosure of subsidiaries [line items]
Company name		Eni America Ltd
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share Capital | $				72,000
Shareholders		Eni UHL Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Angola Exploration BV
Registered office		Amsterdam (Netherlands)
Country of operation		Angola
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Angola Production BV
Registered office		Amsterdam (Netherlands)
Country of operation		Angola
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Argentina Exploración y Explotación SA
Registered office		Buenos Aires (Argentina)
Country of operation		Argentina
Share Capital | $						$ 24,136,336
Method used to account for investments in subsidiaries	[1]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty Three [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		95.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty Three [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
% Ownership		5.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Arguni I Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share Capital | £			1
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Australia BV
Registered office		Amsterdam (Netherlands)
Country of operation		Australia
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Australia Ltd
Registered office		London (United Kingdom)
Country of operation		Australia
Share Capital | £			20,000,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni BB Petroleum Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share Capital | $				1,000
Shareholders		Eni Petroleum Co Inc
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni BTC Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			34,000,000
Shareholders		Eni International BV
% Ownership		100.00%
Method used to account for investments in subsidiaries	[1]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Bukat Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share Capital | £			1
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Bulungan BV
Registered office		Amsterdam (Netherlands)
Country of operation		Indonesia
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Canada Holding Ltd
Registered office		Calgary (Canada)
Country of operation		Canada
Share Capital | $				1,453,200,001
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni CBM Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share Capital | $				2,210,728
Shareholders		Eni Lasmo Plc
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni China BV
Registered office		Amsterdam (Netherlands)
Country of operation		China
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Congo SA
Registered office		Pointe - Noire (Republic of the Congo)
Country of operation		Republic of the Congo
Share Capital | $				17,000,000
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Four [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		0.005%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Four [Member] | Eni E&P Holding BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni E&P Holding BV
% Ownership		99.99%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Four [Member] | Eni Int. NA NV Sarl [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Int. NA NV Sarl
% Ownership		0.005%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Cote d' Ivoire
Registered office		London (United Kingdom)
Country of operation		Ivory Coast
Share Capital | £			1
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Croatia BV
Registered office		Amsterdam (Netherlands)
Country of operation		Croatia
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Cyprus Ltd
Registered office		Nicosia (Cyprus)
Country of operation		Cyprus
Share Capital		€ 2,005
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Dacion BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share Capital		€ 90,000
Shareholders		Eni Oil Holdings BV
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Denmark BV
Registered office		Amsterdam (Netherlands)
Country of operation		Greenland
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Forty [Member]
Disclosure of subsidiaries [line items]
Company name		Eni do Brasil Investimentos em Exploração e Produção de Petróleo Ltda
Registered office		Rio de Janeiro (Brazil)
Country of operation		Brazil
Share Capital | R$								R$ 1,593,415,000
Method used to account for investments in subsidiaries	[1]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Forty [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		99.99%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Forty [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
% Ownership		0.01%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Forty One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni East Sepinggan Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share Capital | £			1
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Forty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Elgin/Franklin Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			100
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Forty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Energy Russia BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Forty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Engineering E&P Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			1
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Forty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Exploration & Production Holding BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share Capital		€ 29,832,777.12
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Forty Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Gabon SA
Registered office		Libreville (Gabon)
Country of operation		Gabon
Share Capital |							13,132,000,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Forty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ganal Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share Capital | £			2
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Forty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Gas & Power LNG Australia BV
Registered office		Amsterdam (Netherlands)
Country of operation		Australia
Share Capital		€ 10,000,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Forty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ghana Exploration and Production Ltd
Registered office		Accra (Ghana)
Country of operation		Ghana
Share Capital | GH₵												GH₵ 21,412,500
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Hewett Ltd
Registered office		Aberdeen (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			3,036,000
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Hydrocarbons Venezuela Ltd
Registered office		London (United Kingdom)
Country of operation		Venezuela
Share Capital | £			8,050,500
Shareholders		Eni Lasmo Plc
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni India Ltd
Registered office		London (United Kingdom)
Country of operation		India
Share Capital | £			44,000,000
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Indonesia Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share Capital | £			100
Shareholders		Eni ULX Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Indonesia Ots 1 Ltd
Registered office		Grand Cayman (Cayman Islands)
Country of operation		Indonesia
Share Capital | $				1.01
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni International NA NV Sarl
Registered office		Luxembourg (Luxembourg)
Country of operation		United Kingdom
Share Capital | $				25,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Investments Plc
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			750,050,000
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty Six [Member] | Eni UK Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni UK Ltd
% Ownership		0.01%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty Six [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		99.99%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Iran BV
Registered office		Amsterdam (Netherlands)
Country of operation		Iran
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Iraq BV
Registered office		Amsterdam (Netherlands)
Country of operation		Iraq
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ireland BV
Registered office		Amsterdam (Netherlands)
Country of operation		Ireland
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixty [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Isatay BV
Registered office		Amsterdam (Netherlands)
Country of operation		Kazakhstan
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixty One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni JPDA 03-13 Ltd
Registered office		London (United Kingdom)
Country of operation		Australia
Share Capital | £			250,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni JPDA 06-105 Pty Ltd
Registered office		Perth (Australia)
Country of operation		Australia
Share Capital | $											$ 80,830,576
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni JPDA 11-106 BV
Registered office		Amsterdam (Netherlands)
Country of operation		Australia
Share Capital		€ 50,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Kenya BV
Registered office		Amsterdam (Netherlands)
Country of operation		Kenya
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Krueng Mane Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share Capital | £			2
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixty Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Lasmo Plc
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			337,638,724.25
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixty Six [Member] | Eni UK Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni UK Ltd
% Ownership		0.01%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixty Six [Member] | Eni Investments Plc [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Investments Plc
% Ownership		99.99%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Lebanon BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
Method used to account for investments in subsidiaries	[1]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Liberia BV
Registered office		Amsterdam (Netherlands)
Country of operation		Liberia
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Liverpool Bay Operating Co Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			1
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventy [Member]
Disclosure of subsidiaries [line items]
Company name		Eni LNS Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			80,400,000
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventy One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Marketing Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share Capital | $				1,000
Shareholders		Eni Petroleum Co Inc
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventy Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Maroc BV
Registered office		Amsterdam (Netherlands)
Country of operation		Morocco
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventy Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Mexico S. de RL de CV
Registered office		Lomas De Chapultepec, Mexico City (Mexico)
Country of operation		Mexico
Share Capital | $													$ 3,000
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventy Three [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		99.90%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventy Three [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
% Ownership		0.10%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventy Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Middle EastBV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
Method used to account for investments in subsidiaries	[1]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventy Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Middle East Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			1
Shareholders		Eni ULT Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventy Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni MOG Ltd (in liquidation)
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			220,711,147.5
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventy Six [Member] | Eni Lasmo Plc [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Lasmo Plc
% Ownership		99.99%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventy Six [Member] | Eni LNS Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni LNS Ltd
% Ownership		0.01%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventy Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Montenegro BV
Registered office		Amsterdam (Netherlands)
Country of operation		Montenegro
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventy Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Mozambique Engineering Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			1
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventy Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Mozambique LNG Holding BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eighty [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Muara Bakau BV
Registered office		Amsterdam (Netherlands)
Country of operation		Indonesia
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eighty One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Myanmar BV
Registered office		Amsterdam (Netherlands)
Country of operation		Myanmar
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eighty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Norge AS
Registered office		Forus (Norway)
Country of operation		Norway
Share Capital | kr									kr 278,000,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eighty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni North Africa BV
Registered office		Amsterdam (Netherlands)
Country of operation		Libya
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eighty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni North Ganal Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share Capital | £			1
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eighty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Oil & Gas Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share Capital | $				100,800
Shareholders		Eni America Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eighty Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Oil Algeria Ltd
Registered office		London (United Kingdom)
Country of operation		Algeria
Share Capital | £			1,000
Shareholders		Eni Lasmo Plc
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eighty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Oil Holdings BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share Capital		€ 450,000
Shareholders		Eni ULX Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eighty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Oman BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eighty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Pakistan Ltd
Registered office		London (United Kingdom)
Country of operation		Pakistan
Share Capital | £			90,087
Shareholders		Eni ULX Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ninety [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Pakistan (M) Ltd Sàrl
Registered office		Luxembourg (Luxembourg)
Country of operation		Pakistan
Share Capital | $				20,000
Shareholders		Eni Oil Holdings BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ninety One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Petroleum Co Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share Capital | $				156,600,000
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ninety One [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		36.14%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ninety One [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		63.86%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ninety Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Petroleum US Llc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share Capital | $				1,000
Shareholders		Eni BB Petroleum Inc
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ninety Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Portugal BV
Registered office		Amsterdam (Netherlands)
Country of operation		Portugal
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ninety Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Rapak Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share Capital | £			2
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ninety Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni RD Congo SA
Registered office		Kinshasa (Democratic Republic of the Congo)
Country of operation		Democratic Republic of the Congo
Share Capital | CF										CF 750,000,000
Method used to account for investments in subsidiaries	[1]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ninety Five [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		99.99%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ninety Five [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
% Ownership		0.01%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ninety Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Rovuma Basin BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share Capital		€ 20,000
Shareholders		Eni Mozambique LNG H. BV
% Ownership		100.00%
Method used to account for investments in subsidiaries	[1]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ninety Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni South Africa BV
Registered office		Amsterdam (Netherlands)
Country of operation		Republic of South Africa
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ninety Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni South China Sea Ltd Sarl
Registered office		Luxembourg (Luxembourg)
Country of operation		China
Share Capital | $				20,000
Shareholders		Eni International BV
% Ownership		100.00%
Method used to account for investments in subsidiaries	[1]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ninety Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni TNS Ltd
Registered office		Aberdeen (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			1,000
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Trinidad and Tobago Ltd
Registered office		Port of Spain (Trinidad and Tobago)
Country of operation		Trinidad and Tobago
Share Capital | $														$ 1,181,880
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Tunisia BV
Registered office		Amsterdam (Netherlands)
Country of operation		Tunisia
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Turkmenistan Ltd
Registered office		Hamilton (Bermuda)
Country of operation		Turkmenistan
Share Capital | $				20,000
Shareholders		Burren En.(Berm)Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni UHL Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			1
Shareholders		Eni ULT Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni UKCS Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			100
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni UK Holding Plc
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			424,050,000
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Five [Member] | Eni UK Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni UK Ltd
% Ownership		0.01%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Five [Member] | Eni Lasmo Plc [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Lasmo Plc
% Ownership		99.99%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni UK Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			250,000,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ukraine Holdings BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ukraine Llc
Registered office		Kiev (Ukraine)
Country of operation		Ukraine
Share Capital | ₴															₴ 42,004,757.64
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Eight [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		0.01%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Eight [Member] | Eni Ukraine Hold.BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Ukraine Hold.BV
% Ownership		99.99%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ukraine Shallow Waters BV
Registered office		Amsterdam (Netherlands)
Country of operation		Ukraine
Share Capital		€ 20,000
Shareholders		Eni Ukraine Hold.BV
% Ownership		100.00%
Method used to account for investments in subsidiaries	[1]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Eni ULT Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			93,215,492.25
Shareholders		Eni Lasmo Plc
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Eleven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni ULX Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			200,010,000
Shareholders		Eni ULT Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twelve [Member]
Disclosure of subsidiaries [line items]
Company name		Eni USA Gas Marketing Llc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share Capital | $				10,000
Shareholders		Eni Marketing Inc
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni USA Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share Capital | $				1,000
Shareholders		Eni Oil & Gas Inc
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Fourteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni US Operating Co Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share Capital | $				1,000
Shareholders		Eni Petroleum Co Inc
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Fifteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Venezuela BV
Registered office		Amsterdam (Netherlands)
Country of operation		Venezuela
Share Capital		€ 20,000
Shareholders		Eni Venezuela E&P Holding
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Sixteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Venezuela E&P Holding SA
Registered office		Bruxelles (Belgium)
Country of operation		Belgium
Share Capital | $				963,800,000
% Ownership		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Sixteen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		99.99%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Sixteen [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
% Ownership		0.01%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Seventeen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ventures Plc (in liquidation)
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			278,050,000
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Seventeen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		99.99%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Seventeen [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
% Ownership		0.01%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Eighteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Vietnam BV
Registered office		Amsterdam (Netherlands)
Country of operation		Vietnam
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Nineteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni West Timor Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share Capital | £			1
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Yemen Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £			£ 1,000
Shareholders		Burren Energy Plc
% Ownership		100.00%
Method used to account for investments in subsidiaries	[1]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty One [Member]
Disclosure of subsidiaries [line items]
Company name		EniProgetti Egypt Ltd (former Tecnomare Egypt Ltd)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share Capital | ج.م.																ج.م. 50,000
Method used to account for investments in subsidiaries	[1]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty One [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		1.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty One [Member] | Eni Progetti SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		EniProgetti SpA
% Ownership		99.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eurl Eni Algérie
Registered office		Algiers (Algeria)
Country of operation		Algeria
Share Capital | دج																	دج 1,000,000
Shareholders		Eni Algeria Ltd Sàrl
% Ownership		100.00%
Method used to account for investments in subsidiaries	[1]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty Three [Member]
Disclosure of subsidiaries [line items]
Company name		First Calgary Petroleums LP
Registered office		Wilmington (USA)
Country of operation		Algeria
Share Capital | $				1
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty Three [Member] | Eni Canada Hold. Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Canada Hold. Ltd
% Ownership		99.99%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty Three [Member] | FCP Partner Co ULC [Member]
Disclosure of subsidiaries [line items]
Shareholders		FCP Partner Co ULC
% Ownership		0.01%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty Four [Member]
Disclosure of subsidiaries [line items]
Company name		First Calgary Petroleums Partner Co ULC
Registered office		Calgary (Canada)
Country of operation		Canada
Share Capital | $																		$ 10
Shareholders		Eni Canada Hold. Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Ieoc Exploration BV
Registered office		Amsterdam (Netherlands)
Country of operation		Egypt
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty Six [Member]
Disclosure of subsidiaries [line items]
Company name		Ieoc Production BV
Registered office		Amsterdam (Netherlands)
Country of operation		Egypt
Share Capital		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Lasmo Sanga Sanga Ltd
Registered office		Hamilton (Bermuda)
Country of operation		Indonesia
Share Capital | $				12,000
Shareholders		Eni Lasmo Plc
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Liverpool Bay Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | $				1
Shareholders		Eni ULX Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Nigerian Agip CPFA Ltd
Registered office		Lagos (Nigeria)
Country of operation		Nigeria
Share Capital | ₦					1,262,500
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty Nine [Member] | NAOC Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		NAOC Ltd
% Ownership		98.02%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty Nine [Member] | Agip En Nat Res.Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Agip En Nat Res.Ltd
% Ownership		0.99%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Twenty Nine [Member] | Nigerian Agip E. Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Nigerian Agip E. Ltd
% Ownership		0.99%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty [Member]
Disclosure of subsidiaries [line items]
Company name		Nigerian Agip Exploration Ltd
Registered office		Abuja (Nigeria)
Country of operation		Nigeria
Share Capital | ₦					5,000,000
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		99.99%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
% Ownership		0.01%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty One [Member]
Disclosure of subsidiaries [line items]
Company name		Nigerian Agip Oil Co Ltd
Registered office		Abuja (Nigeria)
Country of operation		Nigeria
Share Capital | ₦					₦ 1,800,000
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty One [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		99.89%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty One [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
% Ownership		0.11%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty Two [Member]
Disclosure of subsidiaries [line items]
Company name		OOO ‘Eni Energhia’
Registered office		Moscow (Russia)
Country of operation		Russia
Share Capital | ₽																			₽ 2,000,000
% Equity ratio		100.00%
Method used to account for investments in subsidiaries	[1]	F.C.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty Two [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
% Ownership		0.10%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty Two [Member] | Eni Energy Russia BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Energy Russia BV
% Ownership		99.90%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Zetah Congo Ltd
Registered office		Nassau (Bahamas)
Country of operation		Republic of the Congo
Share Capital | $				300
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty Three [Member] | Eni Congo SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Congo SA
% Ownership		66.67%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty Three [Member] | Burren En.Congo Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Burren En.Congo Ltd
% Ownership		33.33%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Zetah Kouilou Ltd
Registered office		Nassau (Bahamas)
Country of operation		Republic of the Congo
Share Capital | $				$ 2,000
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty Four [Member] | Eni Congo SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Congo SA
% Ownership		54.50%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty Four [Member] | Burren En.Congo Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Burren En.Congo Ltd
% Ownership		37.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Hundred Thirty Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		8.50%

[1]	Jointly controlled entity.